Consolidated Statements of Stockholder's (Deficit) Equity - USD ($)	Convertible Series A Preferred Stock [Member]	Common Stock [Member]	Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014		$ 76	$ 5,542,717	$ (3,960,685)	$ 1,582,108
Balance, shares at Dec. 31, 2014		758,542
Issuance of common stock in exchange for services, net of issuance costs		$ 1	671,974		671,975
Issuance of common stock in exchange for services, net of issuance costs, shares		9,264
Stock-based compensation			140,370		140,370
Shares issued for payoff of trade debt, net		$ 1	142,999		143,000
Shares issued for payoff of trade debt, net, shares		2,111
Net loss				(3,601,066)	(3,601,066)
Balance at Dec. 31, 2015		$ 77	6,498,061	(7,561,751)	(1,063,613)
Balance, shares at Dec. 31, 2015		769,917
Stock-based compensation		$ 2	374,685		374,687
Stock-based compensation, shares		21,167
Issuance of common stock, net of issuance cost of $23,762, with detachable warrants		$ 93	3,016,145		3,016,238
Issuance of common stock, net of issuance cost of $23,762, with detachable warrants, shares		933,334
Issuance of common stock from warrant exercise for cash		$ 19	734,197		734,216
Issuance of common stock from warrant exercise for cash, shares		188,261
Issuance of common stock for services rendered		$ 4	284,274		284,278
Issuance of common stock for services rendered, shares		38,395
Issuance of Series A convertible Preferred stock, net of issuance cost of $69,528, with detachable warrants	$ 972		145,637		902,472
Issuance of Series A convertible Preferred stock, net of issuance cost of $69,528, with detachable warrants, shares	756,835
Issuance of common stock for note payable		$ 41	1,348,961		1,349,002
Issuance of common stock for note payable, shares		410,137
Issuance of detachable warrants on notes payable			506,622		506,622
Cumulative dividend on Series A preferred	51,674			(51,674)
Issuance of common stock for Series A preferred dividend	$ (17,759)	$ 1	17,759
Issuance of common stock for Series A preferred dividend, shares		4,268
Common shares issued for preferred conversion	$ (544,912)	$ 18	544,894
Common shares issued for preferred conversion, shares	(672)	177,000
Beneficial conversion feature of convertible debt			$ 228,550		$ 228,550
Adjustment of shares for reverse stock-split		26
Net loss				$ (5,199,619)	$ (5,199,619)
Balance at Dec. 31, 2016	$ 300	$ 254	13,699,785	(12,813,044)	1,132,833
Balance, shares at Dec. 31, 2016	245,838	2,542,504
Issuance of common stock in exchange for services, net of issuance costs		$ 2	83,798		83,800
Issuance of common stock in exchange for services, net of issuance costs, shares		19,796
Issuance of common stock, net of issuance cost of $23,762, with detachable warrants		$ 2	58,498		$ 58,500
Issuance of common stock, net of issuance cost of $23,762, with detachable warrants, shares		15,000			192,308
Common shares issued for preferred conversion	$ (250)	$ 8	201,441
Common shares issued for preferred conversion, shares	(201,449)	83,334
Net loss				(901,818)	(901,818)
Balance at Mar. 31, 2017	$ 49,426	$ 300	$ 15,566,800	$ (13,719,899)	$ 1,896,627
Balance, shares at Mar. 31, 2017	50	3,003,451